Taxation - Schedule of Company’s Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Domestic:
Income before taxes	$ 132,291	$ 126,048	$ 92,166
Bermuda | Domestic:
Domestic:
Income before taxes	136,308	91,769	72,827
United Kingdom | Foreign:
Domestic:
Income before taxes	(10,207)	28,494	17,029
Other | Foreign:
Domestic:
Income before taxes	$ 6,190	$ 5,785	$ 2,310